Hartford Global Impact Fund
Hartford Global Impact Fund Summary Section

OCTOBER 8, 2019

SUPPLEMENT TO

HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2019, AS SUPPLEMENTED

This Supplement contains new and additional information regarding Hartford Global Impact Fund and should be read in connection with your Prospectus. This supplement supersedes the following supplements that related to the Hartford Global Impact Fund only: supplement dated September 27, 2019 to the Prospectus and the supplement dated August 8, 2019 to the Prospectus.

(1)	Effective immediately, the section entitled “Hartford Global Impact Fund Summary Section” is deleted in its entirety and replaced with the following:

INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 82 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Global Impact Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Global Impact Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees	[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Other expenses	[2]	0.91%	0.94%	0.71%	0.91%	0.86%	0.81%	0.69%	0.80%	0.69%
Total annual fund operating expenses		1.78%	2.56%	1.33%	2.03%	1.73%	1.43%	1.31%	1.42%	1.31%
Fee waiver and/or expense reimbursement	[3]	0.59%	0.62%	0.44%	0.62%	0.62%	0.62%	0.62%	0.63%	0.62%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
[1]	"Management fees" have been restated to reflect the current Management fees that apply to the Fund based on the Fund's management fee schedule.
[2]	"Other expenses" for the Fund have been restated to reflect estimated amounts based on the Fund no longer operating as a feeder fund in a master feeder structure. "Other expenses" for Class Y also have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.94% (Class C), 0.89% (Class I), 1.41% (Class R3), 1.11% (Class R4), 0.81% (Class R5), 0.69% (Class R6), 0.79% (Class Y), and 0.69% (Class F). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year

•	The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•	You reinvest all dividends and distributions

•	You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Global Impact Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	665	1,025	1,409	2,483
Class C	297	738	1,305	2,849
Class I	91	378	687	1,563
Class R3	144	577	1,036	2,309
Class R4	113	484	880	1,989
Class R5	83	391	723	1,660
Class R6	70	354	659	1,525
Class Y	81	387	716	1,648
Class F	70	354	659	1,525

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Hartford Global Impact Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	665	1,025	1,409	2,483
Class C	197	738	1,305	2,849
Class I	91	378	687	1,563
Class R3	144	577	1,036	2,309
Class R4	113	484	880	1,989
Class R5	83	391	723	1,660
Class R6	70	354	659	1,525
Class Y	81	387	716	1,648
Class F	70	354	659	1,525

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund’s former master portfolio, Global Impact Master Portfolio, was 79% of the average value of its portfolio. The Fund previously operated as a feeder fund in a master feeder structure. On October 7, 2019, the Fund commenced operations as a stand-alone fund and has the same investment objective and investment strategy as its former master portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to achieve its objective by investing in equity securities of issuers located throughout the world, including non-dollar securities and securities of emerging market issuers. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, seeks to invest the Fund’s assets in companies that focus their operations in areas that Wellington Management believes are likely to address major social and environmental challenges including, but not limited to, sustainable agriculture and nutrition, health, clean water and sanitation, affordable housing, education and job training, financial inclusion, narrowing the digital divide, alternative energy, resource stewardship, resource efficiency, and safety and security. The Fund may invest in companies of any market capitalization, including small and mid capitalization securities, located anywhere in the world, including the United States. The Fund may also invest in depositary receipts or other securities that are convertible into securities of foreign issuers and could, at times hold a portion of its assets in cash.

Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities or derivative instruments or other investments with exposure to foreign securities of at least three different countries outside the United States. During periods of unfavorable market conditions, the Fund may reduce its exposure to foreign securities, but typically will continue to invest at least 30% of its net assets in foreign securities as described above. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.

PRINCIPAL RISKS.

The following are the principal risks of the Fund. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters please see “Additional Information Regarding Investment Strategies and Risks” in the Fund’s statutory prospectus.

Market Risk − Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk − The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.

Mid Cap and Small Cap Securities Risk − Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Foreign Investments Risk − Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk − The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Impact Investing Risk − The Fund intends to invest in companies whose core business seeks to address the world’s major social and environmental challenges. This investment focus may affect the Fund’s exposure to certain companies or industries and the Fund may forego certain investment opportunities. The Fund may underperform other funds that do not seek to invest in companies based on expected societal impact outcomes. Although the Fund seeks to identify companies that it believes seek to address major social and environmental challenges, investors may differ in their views of what constitutes such challenges. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Active Investment Management Risk − If the Fund’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Securities Lending Risk − The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk − The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and “More Information About Risks” in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•	Assume reinvestment of all dividends and distributions

•	Would be lower if the Fund’s operating expenses had not been limited

•	Reflect when the Fund operated as a feeder fund in a master feeder structure prior to October 7, 2019

The bar chart:

•	Shows the Fund’s total return for the first full calendar year of operation

•	Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•	Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 1.61% (3rd quarter, 2018) Lowest -11.03% (4th quarter, 2018)
Average Annual Total Returns.
Average annual total returns for periods ending December 31, 2018 (including sales charges)

The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Hartford Global Impact Fund	Label	1 Year	Since Inception	Inception Date
Class A	Class A - Return Before Taxes	(15.14%)	2.16%	Feb. 28, 2017
Class C	Class C - Return Before Taxes	(11.32%)	4.78%	Feb. 28, 2017
Class I	Class I - Return Before Taxes	(9.84%)	5.77%	Feb. 28, 2017
Class R3	Class R3 - Return Before Taxes	(10.03%)	5.50%	Feb. 28, 2017
Class R4	Class R4 - Return Before Taxes	(10.07%)	5.52%	Feb. 28, 2017
Class R5	Class R5 - Return Before Taxes	(9.88%)	5.73%	Feb. 28, 2017
Class R6	Class R6 - Return Before Taxes	(9.76%)	5.84%	Feb. 28, 2017
Class Y	Class Y - Return Before Taxes	(9.84%)	5.75%	Feb. 28, 2017
Class F	Class F - Return Before Taxes	(9.80%)	5.80%	Feb. 28, 2017
After Taxes on Distributions | Class A	Class A - After Taxes on Distributions	(19.42%)	(1.32%)	Feb. 28, 2017
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A - After Taxes on Distributions and Sale of Fund Shares	(8.80%)	0.29%	Feb. 28, 2017
MSCI All Country World (ACWI) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	MSCI All Country World (ACWI) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	(9.42%)	3.39%	Feb. 28, 2017

This Supplement should be retained with your Statutory Prospectus for future reference.